CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Fees paid for borrowings	$ 9	$ 18	$ 11
Less overdrafts	$ (1)	$ 0	$ 0